Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Statement of cash flows [abstract]
Disclosure of supplemental cash flow information
	Years ended December 31
	2020	2019
Amounts receivable	$(582)	$3
Prepaid expenses and deposits	(242)	100
Accounts payable and accrued liabilities	(72)	182
Changes in non-cash working capital	$(896)	$285